Contract Liabilities	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES
26.	CONTRACT LIABILITIES

Details of contract liabilities as at December 31, 2024 and 2025 are as follows:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Short-term advances recognized from customers
Commercialization rights income	37,485	37,485	5,360

Long-term advances recognized from customers
Commercialization rights income	248,460	210,224	30,062

Total	285,945	247,709	35,422

Contract liabilities include long-term and short-term advances related to commercialization rights.

In July 2021, the Group entered into an agreement with Innovent Biologics (Suzhou) Co., Ltd (“Innovent”). Under the agreement, the Group owns all intellectual property generated in connection with the development and commercialization of HQP1351. Innovent was granted the commercialization rights of HQP1351 in China and should make a non-refundable payment and milestone payments for such rights to the Group, which are recorded under contract liabilities and recognized as revenue over time during the commercialization period.

In accordance with the agreement, the Group recognized RMB349,523 (US$49,981) in aggregate as contract liabilities from contract inception through December 31, 2025 (2024: RMB349,523). The Group recognized RMB37,485 (US$5,360) as revenue during the year ended December 31, 2025 (2024: RMB37,485; 2023: RMB26,049). Milestone payments are recognized as the transaction price when the Group can conclude that it is highly probable that there will not be a subsequent reversal of a significant amount of revenue.